Oct. 28, 2020
CCM Core Impact Equity Fund
CCM Core Impact Equity Fund
INVESTMENT OBJECTIVES
The CCM Core Impact Equity Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Advisor Class	Institutional Class
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.98%	0.98%
Shareholder Servicing Fees	0.11%	0.11%
Total Other Expenses	1.09%	1.09%
Total Annual Fund Operating Expenses	2.09%	1.84%

EXPENSE EXAMPLES
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
ADVISOR CLASS	$212	$655	$1,124	$2,421
INSTITUTIONAL CLASS	$187	$579	$995	$2,159

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund's principal holdings are large companies that the Fund’s adviser, Community Capital Management, Inc. (the “Adviser”) expects to demonstrate long term ability to compound earnings at higher rates than the broader market, regardless of industry. The Fund is managed independent of any index sector weightings. The Adviser anticipates most of the Fund investments will be centered on US-domestic based companies although the Fund has the ability to invest internationally as well. To achieve its investment objective, the Adviser will, under normal market conditions, employ a tactical allocation philosophy using the following strategies:
•Impact Investments. The Fund invests in companies that may have positive impact attributes or specific impact characteristics and maintain neutral posture toward environmental, social and governance (“ESG”) related risk.
•Common Stocks. The Fund invests at least 65% of its total assets in the common stock of companies without regard to market capitalization.
•Growth Stocks. The Fund invests its assets in the securities of companies which the Adviser believes will provide a higher total return than that of the index.
•Large-Cap Securities. The Fund invests primarily in large-capitalization securities. The Adviser generally considers large-cap companies to be those companies with market capitalizations similar to those companies included in the S&P 500® Index.
•Small- and Mid-Cap Securities.  The Fund also may invest in the securities of small- and mid-cap companies.  The Adviser generally considers small- and mid-cap companies to be those companies with a market capitalization range between $250 million and $20 billion.
•Foreign Securities. The Fund may invest up to 25% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”).
•Preferred Stocks. The Fund may invest in preferred stocks.
•MLPs/REITs. The Fund may invest in master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”).
•Tactical Allocation.  Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes.  The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the Adviser perceives opportunity.

The Adviser uses an internally developed investment process to seek to develop a fully integrated portfolio of securities that includes ESG factors that can deliver strong financial performance while simultaneously having positive, long-term economic and sustainable impact. Securities are categorized based on the following four-part segmentation:
•Positive Impact: common and preferred securities whose revenue is more than 50% derived from impact themes.
•Impact: analysis of established third-party research incorporating various impact/ESG scores and factors; In addition, the net benefit to society is analyzed if less than 50% of revenue comes from positive impact themes but there are other positive policies and procedures.
•Neutral Impact: does not violate any negative restrictions and has the potential to reach impact status in the future.
•Negative Impact: companies with the following activities are excluded from the investment process:
✓    Fossil fuel exploration and production; any activity related to coal
✓    Tobacco, chemical manufacturing, weapons, prison management
✓    Regulatory issues, discriminatory labor practices, safety issues, poor CRA ratings
✓    Companies with a material involvement (over 30% of revenue) in: gaming, oil transportation & storage, fuel generation from fossil fuels, and junk food
At the Adviser’s discretion, other companies may also be excluded from the investment process due to their negative impact.

PRINCIPAL INVESTMENT RISKS
As with all mutual funds, there is the risk that you could lose money on your investment in the Fund.  The following risks could affect the value of your investment:
•Impact/ESG Risk.  The Adviser may select or exclude securities of certain companies for reasons other than performance and, as a result, the Fund may underperform other funds that do not use an impact/ESG screening process.  Impact/ESG investing is qualitative and subjective by nature.  There is no guarantee that impact/ESG criteria used by the Adviser will reflect beliefs or values of any particular investor.
•Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.
•Growth Risk. There is a risk that the Fund’s growth style may perform poorly or fall out of favor with investors.  For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.
•Small-Cap and Mid-Cap Securities Risk. The Fund invests in companies with small market capitalizations.  Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community, and may have more volatile share prices.  Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies.  As a result, small-capitalization stock prices have greater volatility than large company securities.
•Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.
•Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses, including tactical allocation strategies, in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.
•Master Limited Partnership Risk. The Fund’s exposure to master limited partnerships (MLP) may subject the Fund to greater volatility than investments in traditional securities. The value of MLP and MLP based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.
•Real Estate Investment Trust Risk. The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies.  Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a REIT is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.
•Recent Market Events Risk: U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Fund may be increased.
PAST PERFORMANCE
Effective January 1, 2018, the Adviser became the investment manager for the Fund.  While the Fund has operated for more than 10 years, the bar chart and average annual total return table only reflect the Fund’s performance since the Adviser began managing the Fund. The Fund’s performance for periods prior to January 1, 2018 is not shown because the Fund was managed by another investment adviser during those periods. The Fund’s returns after January 1, 2018 reflect the Adviser’s investment philosophy and strategies.
The following bar chart displays the annual return of the Fund from year to year.  Over time, the bar chart will illustrate the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.  Performance would be lower if sales charges that were in effect during a portion of the period were included.  Past performance does not guarantee or predict future results.

Annual Total Returns – Advisor Class Shares as of December 31

Highest Performing Quarter: 15.72% in Q1 2019 Lowest Performing Quarter: -15.43% in Q4 2018 The Fund’s calendar year-to-date return as of September 30, 2020 was 5.70%.
Average Annual Total Returns as of December 31, 2019
The table shows the risks of investing in the Fund by illustrating how the average annual returns for the 1-year and since inception periods for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Advisor Class Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares. After-tax returns for the other class of shares will vary from the Advisor Class Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.ccminvests.com or by calling toll-free 800-220-8888.

Average Annual Total Returns as of December 31, 2019
	1 Year	Since Inception (12/31/2017)
Advisor Class Return Before Taxes	32.85%	11.16%
Advisor Class Return After Taxes on Distributions	32.29%	10.93%
Advisor Class Return After Taxes on Distributions and Sale of Fund Shares	19.84%	8.61%
Institutional Class Return Before Taxes	33.18%	11.43%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	31.49%	12.13%

CCM Small/Mid-Cap Impact Value Fund
CCM Small/Mid-Cap Impact Value Fund
INVESTMENT OBJECTIVES
The CCM Small/Mid-Cap Impact Value Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Advisor Class	Institutional Class
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	1.15%	1.15%
Shareholder Servicing Fees	0.08%	0.08%
Total Other Expenses	1.23%	1.23%
Acquired Fund Fees And Expenses(1)	0.28%	0.28%
Total Operating Expenses	2.66%	2.41%
(Less waivers/reimbursements)(2)	(0.83)%	(0.83)%
Net Operating Expenses	1.83%	1.58%

EXPENSE EXAMPLES
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
ADVISOR CLASS	$186	$748	$1,336	$2,932
INSTITUTIONAL CLASS	$161	$672	$1,210	$2,683

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in the securities of small- and mid-cap U.S. companies.  The Fund’s adviser, Community Capital Management, Inc. (the “Adviser”) generally considers small- and mid-cap companies to be those companies represented by the Russell 2500® Index. As of September 30, 2020, the market capitalization of companies in the Russell 2500® Index ranged from $33 million to $23 billion and the Russell 2500® Value Index ranged from $33 million to $23 billion. Typically, the Fund will invest in companies with a market capitalization range, at the time of investment, between $250 million and $20 billion, although the Fund may invest in companies with market capitalizations outside of that range.  The Adviser seeks the following types of companies when selecting securities:

•Undervalued companies with stable to growing free cash flow
•Sustainable companies trading below replacement values
•Companies with sustainable businesses and/or misunderstood circumstances

The Adviser also seeks to maintain a concentrated, benchmark-agnostic portfolio and employs the following strategies:
•Value Securities. The Fund invests in companies considered by the Adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth characteristics.
•Impact Investments. The Fund invests in companies that may have positive impact attributes or specific impact characteristics and maintain neutral posture toward environmental, social and governance (“ESG”) related risk.
•Preferred Stocks. The Fund may invest in preferred stocks.
•MLPs/REITS. The Fund may invest in master limited partnerships (“MLPs”) and real estate investment trusts (“REITS”).

The Adviser uses an internally developed investment process to seek to develop a fully integrated portfolio of securities that includes ESG factors that can deliver strong financial performance while simultaneously having positive, long-term economic and sustainable impact. Securities are categorized based on the following four-part segmentation:
•Positive Impact: common and preferred securities whose revenue is more than 50% derived from impact themes.
•Impact: analysis of established third-party research incorporating various impact/ESG scores and factors; In addition, the net benefit to society is analyzed if less than 50% of revenue comes from positive impact themes but there are other positive policies and procedures.
•Neutral Impact: does not violate any negative restrictions and has the potential to reach impact status in the future.
•Negative Impact: companies with the following activities are excluded from the investment process:
✓    Fossil fuel exploration and production; any activity related to coal
✓    Tobacco, chemical manufacturing, weapons, prison management
✓    Regulatory issues, discriminatory labor practices, safety issues, poor CRA ratings
✓    Companies with a material involvement (over 30% of revenue) in: gaming, oil transportation & storage, fuel generation from fossil fuels, and junk food

At the Adviser’s discretion, other companies may also be excluded from the investment process due to their negative impact.

PRINCIPAL INVESTMENT RISKS
As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•Impact/ESG Risk.  The Adviser may select or exclude securities of certain companies for reasons other than performance and, as a result, the Fund may underperform other funds that do not use an impact/ESG screening process.  Impact/ESG investing is qualitative and subjective by nature.  There is no guarantee that impact/ESG criteria used by the Adviser will reflect beliefs or values of any particular investor.
•Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.
•Small-Cap and Mid-Cap Securities Risk. The Fund invests in companies with smaller market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community, and may have more volatile share prices.  Also, smaller companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies.  As a result, small- and mid-capitalization stock prices have greater volatility than large company securities.
•Value Securities Risk. The Fund invests in companies that appear to be “undervalued” in the marketplace (i.e., trading at prices below the company’s true worth).  If the Adviser’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.
•Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.
•Liquidity Risk. This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe and/or at the desired price. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.
•Master Limited Partnership Risk. The Fund’s exposure to master limited partnerships (MLP) may subject the Fund to greater volatility than investments in traditional securities. The value of MLP and MLP based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.
•Real Estate Investment Trust Risk. The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a REIT is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.
•Recent Market Events Risk: U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Fund may be increased.

PAST PERFORMANCE
Effective January 1, 2018, the Adviser became the investment manager for the Fund. While the Fund has operated for more than 10 years, the bar chart and average annual total return table only reflect the Fund’s performance since the Adviser began managing the Fund. The Fund’s performance for periods prior to January 1, 2018 is not shown because the Fund was managed by another investment adviser during those periods. The Fund’s returns after January 1, 2018 reflect the Adviser’s investment philosophy and strategies. The following bar chart displays the annual return of the Fund from year to year. Over time, the bar chart will illustrate the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Performance would be lower if sales charges that were in effect during a portion of the period were included. Past performance does not guarantee or predict future results
Annual Total Returns – Advisor Class Shares as of December 31

Highest Performing Quarter: 15.17% in Q1 2019 Lowest Performing Quarter: -12.07% in Q4 2018The Fund’s calendar year-to-date return as of September 30, 2020 was -33.18%.
Average Annual Total Returns as of December 31, 2019
The table shows the risks of investing in the Fund by illustrating how the average annual returns for the 1-year and since inception periods for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Advisor Class Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares. After-tax returns for the other class of shares will vary from the Advisor Class Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.ccminvests.com or by calling toll-free 800-220-8888.

Average Annual Total Returns as of December 31, 2019
	1 Year	Since Inception (12/31/2017)
Advisor Class Return Before Taxes	25.23%	7.89%
Advisor Class Return After Taxes on Distributions	22.38%	2.18%
Advisor Class Return After Taxes on Distributions and Sale of Fund Shares	15.64%	4.33%
Institutional Class Return Before Taxes	25.53%	8.16%
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes)	23.56%	4.07%
Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)	27.77%	7.23%

The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.